Derivative Financial Instruments	12 Months Ended
Dec. 31, 2019
Derivative Financial Instruments
Derivative Financial Instruments

NOTE T. DERIVATIVE FINANCIAL INSTRUMENTS

The company operates in multiple functional currencies and is a significant lender and borrower in the global markets. In the normal course of business, the company is exposed to the impact of interest rate changes and foreign currency fluctuations, and to a lesser extent equity and commodity price changes and client credit risk. The company limits these risks by following established risk management policies and procedures, including the use of derivatives, and, where cost effective, financing with debt in the currencies in which assets are denominated. For interest rate exposures, derivatives are used to better align rate movements between the interest rates associated with the company’s lease and other financial assets and the interest rates associated with its financing debt. Derivatives are also used to manage the related cost of debt. For foreign currency exposures, derivatives are used to better manage the cash flow volatility arising from foreign exchange rate fluctuations.

In the Consolidated Balance Sheet, the company does not offset derivative assets against liabilities in master netting arrangements nor does it offset receivables or payables recognized upon payment or receipt of cash collateral against the fair values of the related derivative instruments. The amount recognized in other receivables for the right to reclaim cash collateral was $26 million at December 31, 2019 and no amount was recognized at December 31, 2018. No amount was recognized in accounts payable for the obligation to return cash collateral at December 31, 2019 and $70 million was recognized at December 31, 2018. The company restricts the use of cash collateral received to rehypothecation, and therefore reports it in restricted cash in the Consolidated Balance Sheet. No amount was rehypothecated at December 31, 2019 and 2018. Additionally, if derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated Balance Sheet at December 31, 2019 and 2018, the total derivative asset and liability positions each would have been reduced by $194 million and $267 million, respectively.

In its hedging programs, the company may use forward contracts, futures contracts, interest-rate swaps, cross-currency swaps, equity swaps, and options depending upon the underlying exposure. The company is not a party to leveraged derivative instruments.

A brief description of the major hedging programs, categorized by underlying risk, follows.

Interest Rate Risk

Fixed and Variable Rate Borrowings

The company issues debt in the global capital markets to fund its operations and financing business. Access to cost-effective financing can result in interest rate mismatches with the underlying assets. To manage these mismatches and to reduce overall interest cost, the company may use interest-rate swaps to convert specific fixed-rate debt issuances into variable-rate debt (i.e., fair value hedges) and to convert specific variable-rate debt issuances into fixed-rate debt (i.e., cash flow hedges). At December 31, 2019 and 2018, the total notional amount of the company’s interest-rate swaps was $3.0 billion and $7.6 billion, respectively. The weighted-average remaining maturity of these instruments at December 31, 2019 and 2018 was approximately 2.2 years and 3.5 years, respectively. These interest-rate contracts were accounted for as fair value hedges. The company did not have any cash flow hedges relating to this program outstanding at December 31, 2019 and 2018.

Forecasted Debt Issuance

The company is exposed to interest rate volatility on future debt issuances. To manage this risk, the company may use instruments such as forward starting interest-rate swaps to lock in the rate on the interest payments related to the forecasted debt issuances. On May 15, 2019, the company issued an aggregate of $20 billion of indebtedness (see note P, “Borrowings,” for additional information). Following the receipt of the net proceeds from this debt offering, the company terminated $5.5 billion of forward starting interest-rate swaps. These instruments were designated and accounted for as cash flow hedges for a portion of this issuance and hedged exposure to the variability in future cash flows over a maximum of 30 years. These swaps were the only instruments outstanding under this program at December 31, 2018, and there were no instruments outstanding at December 31, 2019.

In connection with cash flow hedges of forecasted interest payments related to the company’s borrowings, the company recorded net losses of $192 million and net losses of $35 million (before taxes) at December 31, 2019 and 2018, respectively, in AOCI. The company estimates that $18 million (before taxes) of the deferred net losses on derivatives in AOCI at December 31, 2019 will be reclassified to net income within the next 12 months, providing an offsetting economic impact against the underlying anticipated transactions.

Foreign Exchange Risk

Long-Term Investments in Foreign Subsidiaries (Net Investment)

A large portion of the company’s foreign currency denominated debt portfolio is designated as a hedge of net investment in foreign subsidiaries to reduce the volatility in stockholders’ equity caused by changes in foreign currency exchange rates in the functional currency of major foreign subsidiaries with respect to the U.S. dollar. The company also uses cross-currency swaps and foreign exchange forward contracts for this risk management purpose. At December 31, 2019 and 2018, the total notional amount of derivative instruments designated as net investment hedges was $7.9 billion and $6.4 billion, respectively. At December 31, 2019 and 2018, the weighted-average remaining maturity of these instruments was approximately 0.1 years and 0.2 years, respectively.

Anticipated Royalties and Cost Transactions

The company’s operations generate significant nonfunctional currency, third-party vendor payments and intercompany payments for royalties and goods and services among the company’s non-U.S. subsidiaries and with the company. In anticipation of these foreign currency cash flows and in view of the volatility of the currency markets, the company selectively employs foreign exchange forward contracts to manage its currency risk. These forward contracts are accounted for as cash flow hedges. The maximum length of time over which the company has hedged its exposure to the variability in future cash flows is four years. At December 31, 2019 and 2018, the total notional amount of forward contracts designated as cash flow hedges of forecasted royalty and cost transactions was $9.7 billion and $9.8 billion, respectively. At December 31, 2019 and 2018, the weighted-average remaining maturity of these instruments was approximately 0.8 years at both periods.

At December 31, 2019 and 2018, in connection with cash flow hedges of anticipated royalties and cost transactions, the company recorded net gains of $145 million and net gains of $342 million (before taxes), respectively, in AOCI. The company estimates that $72 million (before taxes) of deferred net gains on derivatives in AOCI at December 31, 2019 will be reclassified to net income within the next 12 months, providing an offsetting economic impact against the underlying anticipated transactions.

Foreign Currency Denominated Borrowings

The company is exposed to exchange rate volatility on foreign currency denominated debt. To manage this risk, the company employs cross-currency swaps to convert fixed-rate foreign currency denominated debt to fixed-rate debt denominated in the functional currency of the borrowing entity. These swaps are accounted for as cash flow hedges. The maximum length of time over which the company has hedged its exposure to the variability in future cash flows is approximately 12 years. At December 31, 2019 and 2018, the total notional amount of cross-currency swaps designated as cash flow hedges of foreign currency denominated debt was $8.2 billion and $6.5 billion, respectively.

At December 31, 2019 and 2018, in connection with cash flow hedges of foreign currency denominated borrowings, the company recorded net losses of $185 million and net gains of $75 million (before taxes), respectively, in AOCI. The company estimates that $166 million (before taxes) of deferred net gains on derivatives in AOCI at December 31, 2019 will be reclassified to net income within the next 12 months, providing an offsetting economic impact against the underlying exposure.

Subsidiary Cash and Foreign Currency Asset/Liability Management

The company uses its Global Treasury Centers to manage the cash of its subsidiaries. These centers principally use currency swaps to convert cash flows in a cost-effective manner. In addition, the company uses foreign exchange forward contracts to economically hedge, on a net basis, the foreign currency exposure of a portion of the company’s nonfunctional currency assets and liabilities. The terms of these forward and swap contracts are generally less than one year. The changes in the fair values of these contracts and of the underlying hedged exposures are generally offsetting and are recorded in other (income) and expense in the Consolidated Income Statement. At December 31, 2019 and 2018, the total notional amount of derivative instruments in economic hedges of foreign currency exposure was $7.1 billion and $5.2 billion, respectively.

Equity Risk Management

The company is exposed to market price changes in certain broad market indices and in the company’s own stock primarily related to certain obligations to employees. Changes in the overall value of these employee compensation obligations are recorded in SG&A expense in the Consolidated Income Statement. Although not designated as accounting hedges, the company utilizes derivatives, including equity swaps and futures, to economically hedge the exposures related to its employee compensation obligations. The derivatives are linked to the total return on certain broad market indices or the total return on the company’s common stock, and are recorded at fair value with gains or losses also reported in SG&A expense in the Consolidated Income Statement. At December 31, 2019 and 2018, the total notional amount of derivative instruments in economic hedges of these compensation obligations was $1.3 billion and $1.2 billion, respectively.

Cumulative Basis Adjustments for Fair Value Hedges

At December 31, 2019 and 2018, the following amounts were recorded in the Consolidated Balance Sheet related to cumulative basis adjustments for fair value hedges:

($ in millions)
At December 31:	2019		2018
Short-term debt:
Carrying amount of the hedged item	$—		$(1,878)
Cumulative hedging adjustments included in the carrying amount—assets/(liabilities)	—		(4)	(1)
Long-term debt:
Carrying amount of the hedged item	(3,411)		(6,004)
Cumulative hedging adjustments included in the carrying amount— assets/(liabilities)	(440)	(2)	(333)	(2)
(1)	Includes ($6) million of hedging adjustments on discontinued hedging relationships at December 31, 2018.
(2)	Includes ($404) million and ($213) million of hedging adjustments on discontinued hedging relationships at December 31, 2019 and 2018, respectively.

The Effect of Derivative Instruments in the Consolidated Income Statement

The total amounts of income and expense line items presented in the Consolidated Income Statement in which the effects of fair value hedges, cash flow hedges, net investment hedges and derivatives not designated as hedging instruments are recorded and the total effect of hedge activity on these income and expense line items are as follows:

				Gains/(Losses) of
($ in millions)	Total			Total Hedge Activity
For the year ended December 31:	2019	2018		2019	2018
Cost of services	$32,491	$33,687	*	$68	$30
Cost of sales	7,263	7,835	*	51	8
Cost of financing	904	1,132		(42)	(6)
SG&A expense	20,604	19,366		267	(116)
Other (income) and expense	(968)	1,152		(15)	(434)
Interest expense	1,344	723		(93)	(6)

* Reclassified to conform to 2019 presentation.

	Gain/(Loss) Recognized in Consolidated Income Statement
	Consolidated	Recognized on			Attributable to Risk
($ in millions)	Income Statement	Derivatives			Being Hedged (2)
For the year ended December 31:	Line Item	2019	2018	2017	2019	2018	2017
Derivative instruments in fair value hedges (1)
Interest rate contracts	Cost of financing	$44	$(61)	$1	$(32)	$97	$74
	Interest expense	98	(58)	1	(71)	92	69
Derivative instruments not designated as hedging instruments
Foreign exchange contracts	Other (income) and expense	(53)	(93)	16	N/A	N/A	N/A
Equity contracts	SG&A expense	214	(116)	135	N/A	N/A	N/A
Total		$302	$(327)	$153	$(103)	$189	$144

	Gain/(Loss) Recognized in Consolidated Income Statement and Other Comprehensive Income
($ in millions)				Consolidated	Reclassified			Amounts Excluded from
For the year ended	Recognized in OCI			Income Statement	from AOCI			Effectiveness Testing (3)
December 31:	2019	2018	2017	Line Item	2019	2018	2017	2019	2018	2017
Derivative instruments in cash flow hedges
Interest rate contracts	$(168)	$(35)	$—	Cost of financing	$(3)	$—	$—	$—	$—	$—
				Interest expense	(8)	—	—	—	—	—
Foreign exchange contracts	(521)	(101)	(58)	Cost of services	68	30	70	—	—	—
				Cost of sales	51	8	3	—	—	—
				Cost of financing	(86)	(75)	(23)	—	—	—
				SG&A expense	53	0	11	—	—	—
				Other (income and expense)	39	(341)	324	—	—	1
				Interest expense	(190)	(71)	(22)	—	—	—
Instruments in net investment hedges (4)
Foreign exchange contracts	(95)	686	(1,607)	Cost of financing	—	—	—	35	33	23
				Interest expense	—	—	—	77	31	21
Total	$(784)	$549	$(1,665)		$(75)	$(449)	$363	$112	$64	$45

Gain or loss amounts and presentation for 2017 are not conformed to the new hedge accounting guidance that the company adopted in 2018. Refer to note B, “Accounting Changes,” for further information.

(1)	The amount includes changes in clean fair values of the derivative instruments in fair value hedging relationships and the periodic accrual for coupon payments required under these derivative contracts.
(2)	The amount includes basis adjustments to the carrying value of the hedged item recorded during the period and amortization of basis adjustments recorded on de-designated hedging relationships during the period.
(3)	The company’s policy is to recognize all fair value changes in amounts excluded from effectiveness testing in net income each period.
(4)	Instruments in net investment hedges include derivative and non-derivative instruments.

N/A–Not applicable

For the years ending December 31, 2019, 2018 and 2017, there were no material gains or losses excluded from the assessment of hedge effectiveness (for fair value or cash flow hedges), or associated with an underlying exposure that did not or was not expected to occur (for cash flow hedges); nor are there any anticipated in the normal course of business.